Goldman Sachs US Tax-Managed Equity Fund Expense Example - Class P Shares [Member] - Goldman Sachs US Tax-Managed Equity Fund - Class P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847